Risk management - Structural interest rate risk (Details) - Interest rate € in Millions	Dec. 31, 2020 EUR (€)
Europe
Structural interest rate risk
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	€ 2,236
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	2,236
Europe | Pound sterling
Structural interest rate risk
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	643
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	643
Europe | Polish zloty
Structural interest rate risk
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	22
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	22
Europe | US dollar
Structural interest rate risk
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	142
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	142
United States
Structural interest rate risk
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	1,035
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	1,035
Chile
Structural interest rate risk
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	313
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	313
Brazil
Structural interest rate risk
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	278
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	278
Sensitivity Analysis Variable One | Europe | Euro
Structural interest rate risk
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	191
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	191
Sensitivity Analysis Variable One | Europe | Pound sterling
Structural interest rate risk
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	25
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	25
Sensitivity Analysis Variable One | Europe | Polish zloty
Structural interest rate risk
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	66
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	66
Sensitivity Analysis Variable One | Europe | US dollar
Structural interest rate risk
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	19
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	19
Sensitivity Analysis Variable One | United States
Structural interest rate risk
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	61
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	61
Sensitivity Analysis Variable One | Chile
Structural interest rate risk
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	80
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	80
Sensitivity Analysis Variable One | Brazil
Structural interest rate risk
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	68
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	€ 68